Faegre Drinker Biddle & Reath LLP

1177 Avenue of the Americas, 41st Floor

New York, New York 10036

Telephone: (212) 248-3140

Facsimile: (212) 248-3141

www.faegredrinker.com

May 2, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The RBB Fund Trust (the “Trust”)
Preliminary Proxy Materials
File Nos. 333-200168 and 811-23011

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find a copy of the Trust’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders (the “Special Meeting”) of the First Eagle Global Equity ETF and First Eagle Overseas Equity ETF (each, a “Fund” and collectively, the “Funds”), each Fund a series of the Trust, being held to (i) approve a new advisory agreement between the Trust, on behalf of each Fund, and First Eagle Investment Management, LLC (“First Eagle”), each Fund’s current investment adviser, as a result of a transaction involving a change of control of First Eagle; and (ii) consider any other business that may properly come before the Special Meeting or any adjournment thereof.

Questions and comments concerning the enclosed materials may be directed to me at (212) 248-3258.

Very truly yours,

/s/ Amanda H. Rudolph
Amanda H. Rudolph